Quarterly Holdings Report
for

Fidelity Freedom® Blend 2020 Fund

December 31, 2019

FBF-Y20-QTLY-0220
1.9892466.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,076,148	$31,204,498
Fidelity Series Commodity Strategy Fund (a)	4,259,629	20,275,833
Fidelity Series Large Cap Growth Index Fund (a)	2,095,823	24,479,212
Fidelity Series Large Cap Stock Fund (a)	1,549,611	24,545,843
Fidelity Series Large Cap Value Index Fund (a)	3,492,912	46,071,512
Fidelity Series Small Cap Opportunities Fund (a)	898,116	12,573,627
Fidelity Series Value Discovery Fund (a)	1,073,582	14,589,977
TOTAL DOMESTIC EQUITY FUNDS
(Cost $163,388,526)		173,740,502

International Equity Funds - 24.7%
Fidelity Series Canada Fund (a)	373,824	4,220,469
Fidelity Series Emerging Markets Fund (a)	506,419	4,942,648
Fidelity Series Emerging Markets Opportunities Fund (a)	2,155,279	44,463,398
Fidelity Series International Growth Fund (a)	1,601,747	28,062,600
Fidelity Series International Index Fund (a)	881,197	9,384,747
Fidelity Series International Small Cap Fund (a)	487,871	8,445,044
Fidelity Series International Value Fund (a)	2,834,888	28,065,393
Fidelity Series Overseas Fund (a)	1,439,701	15,519,971
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $131,464,724)		143,104,270

Bond Funds - 37.0%
Fidelity Series Corporate Bond Fund (a)	2,891,028	30,991,819
Fidelity Series Emerging Markets Debt Fund (a)	382,692	3,673,844
Fidelity Series Floating Rate High Income Fund (a)	88,838	826,193
Fidelity Series Government Bond Index Fund (a)	4,030,857	42,162,760
Fidelity Series High Income Fund (a)	439,399	4,213,839
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,007,257	40,272,936
Fidelity Series Investment Grade Bond Fund (a)	3,845,315	44,490,297
Fidelity Series Investment Grade Securitized Fund (a)	2,972,694	30,618,752
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,663,524	14,655,643
Fidelity Series Real Estate Income Fund (a)	237,424	2,642,525
TOTAL BOND FUNDS
(Cost $210,227,585)		214,548,608

Short-Term Funds - 8.4%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	9,717,966	9,717,966
Fidelity Series Short-Term Credit Fund (a)	965,752	9,734,784
Fidelity Series Treasury Bill Index Fund (a)	2,915,304	29,153,043
TOTAL SHORT-TERM FUNDS
(Cost $48,489,639)		48,605,842
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $553,570,474)		579,999,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,948)
NET ASSETS - 100%		$579,868,274

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,592,321	$39,823,334	$11,212,222	$3,247,482	$(24,677)	$1,025,742	$31,204,498
Fidelity Series Canada Fund	140,253	4,192,141	357,546	92,379	529	245,092	4,220,469
Fidelity Series Commodity Strategy Fund	571,268	21,776,041	2,104,344	278,598	(11,419)	44,287	20,275,833
Fidelity Series Corporate Bond Fund	1,182,202	31,473,464	2,978,354	778,343	5,424	1,309,083	30,991,819
Fidelity Series Emerging Markets Debt Fund	168,522	4,100,996	604,461	149,353	(2,612)	11,399	3,673,844
Fidelity Series Emerging Markets Fund	161,941	5,071,125	337,071	108,635	(3,805)	50,458	4,942,648
Fidelity Series Emerging Markets Opportunities Fund	1,467,329	42,400,864	3,419,166	1,089,162	9,895	4,004,476	44,463,398
Fidelity Series Floating Rate High Income Fund	36,143	866,901	78,672	32,276	(140)	1,961	826,193
Fidelity Series Government Bond Index Fund	1,629,215	44,466,671	4,643,810	695,333	9,541	701,143	42,162,760
Fidelity Series Government Money Market Fund 1.65%	420,634	11,305,142	2,007,810	135,588	--	--	9,717,966
Fidelity Series High Income Fund	268,041	4,348,513	470,965	182,015	(893)	69,143	4,213,839
Fidelity Series Inflation-Protected Bond Index Fund	1,308,189	41,504,425	3,225,129	504,830	8,288	677,163	40,272,936
Fidelity Series International Growth Fund	1,183,883	29,117,197	5,640,904	983,738	178,509	3,223,915	28,062,600
Fidelity Series International Index Fund	309,955	9,198,308	706,554	176,974	523	582,515	9,384,747
Fidelity Series International Small Cap Fund	308,451	8,555,411	1,063,559	345,828	10,136	634,605	8,445,044
Fidelity Series International Value Fund	1,162,276	29,740,315	4,191,766	1,091,711	36,503	1,318,065	28,065,393
Fidelity Series Investment Grade Bond Fund	1,727,776	46,094,725	4,569,267	853,344	9,336	1,227,727	44,490,297
Fidelity Series Investment Grade Securitized Fund	1,219,272	32,212,114	3,060,012	786,895	3,859	243,519	30,618,752
Fidelity Series Large Cap Growth Index Fund	1,246,354	28,081,457	8,229,675	327,863	276,366	3,104,710	24,479,212
Fidelity Series Large Cap Stock Fund	1,238,767	29,151,230	7,716,231	1,621,629	153,712	1,718,365	24,545,843
Fidelity Series Large Cap Value Index Fund	2,321,999	54,208,693	12,829,972	2,789,297	203,997	2,166,795	46,071,512
Fidelity Series Long-Term Treasury Bond Index Fund	1,262,323	28,282,182	15,842,028	1,404,777	1,148,394	(195,228)	14,655,643
Fidelity Series Overseas Fund	--	14,321,502	--	55,399	--	1,198,469	15,519,971
Fidelity Series Real Estate Income Fund	113,494	2,763,777	272,424	141,790	400	37,278	2,642,525
Fidelity Series Short-Term Credit Fund	422,871	11,185,751	1,968,074	172,744	3,678	90,558	9,734,784
Fidelity Series Small Cap Opportunities Fund	616,858	14,590,610	3,123,433	765,005	10,032	479,560	12,573,627
Fidelity Series Treasury Bill Index Fund	1,235,916	33,769,288	5,876,338	395,862	1,961	22,216	29,153,043
Fidelity Series Value Discovery Fund	732,368	16,763,635	4,042,768	564,684	71,416	1,065,326	14,589,977
	$24,048,621	$639,365,812	$110,572,555	$19,771,534	$2,098,953	$25,058,342	$579,999,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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